"Wal-Mart","Common","931142 10",238311,3887632,"Sole","N/A","Sole"
"Procter & Gamble","Common","742718 10",5630,62500,"Sole","N/A","Sole"
"IBM","Common","459200 10",5449,52400,"Sole","N/A","Sole"
"General Electric","Common","369604 10",5209,139116,"Sole","N/A","Sole"
"Exxon Mobil Corp.","Common","30231G 10",4827,110148,"Sole","N/A","Sole"
"Best Buy","Common","086516 10",4736,59800,"Sole","N/A","Sole"
"HCA","Common","197677 10",4516,102456,"Sole","N/A","Sole"
"Baxter Intl","Common","071813 10",4511,75800,"Sole","N/A","Sole"
"Intel","Common","458140 10",4336,142600,"Sole","N/A","Sole"
"Household Intl","Common","441815 10",4135,72800,"Sole","N/A","Sole"
"Marsh & McLennan","Common","571748 10",4036,35800,"Sole","N/A","Sole"
"Citigroup","Common","172967 10",3634,73400,"Sole","N/A","Sole"
"Merrill Lynch","Common","590188 10",3621,65400,"Sole","N/A","Sole"
"Tricon Global","Common","895953 10",3456,58800,"Sole","N/A","Sole"
"First Data Corp.","Common","319963 10",3385,38800,"Sole","N/A","Sole"
"Bank One Corp.","Common","06423A 10",3208,76800,"Sole","N/A","Sole"
"Abbott Laboratories","Common","002824 10",3203,60900,"Sole","N/A","Sole"
"Viacom Inc. Class B","Common","925524 30",3095,64001,"Sole","N/A","Sole"
"American Express","Common","025816 10",3080,75200,"Sole","N/A","Sole"
"Johnson & Johnson","Common","478160 10",2864,44100,"Sole","N/A","Sole"
"Bank N.Y.","Common","064057 10",2685,63900,"Sole","N/A","Sole"
"Anadarko Petroleum","Common","032511 10",2675,47400,"Sole","N/A","Sole"
"Home Depot","Common","437076 10",2610,53700,"Sole","N/A","Sole"
"Anheuser Busch","Common","035229 10",2552,48900,"Sole","N/A","Sole"
"Ebay","Common","278642 10",2509,44300,"Sole","N/A","Sole"
"Microsoft","Common","594918 10",2412,40000,"Sole","N/A","Sole"
"Automatic Data Processing","Common","053015 10",2342,40200,"Sole","N/A","Sole" "Hershey","Common","427866 10",2186,31900,"Sole","N/A","Sole"
"Texas Instruments","Common","882508 10",2038,61600,"Sole","N/A","Sole"
"Cisco Systems","Common","17275R 10",2015,119078,"Sole","N/A","Sole"
"Emerson Electric","Common","291011 10",1916,33400,"Sole","N/A","Sole"
"Southwest Airlines","Common","844741 10",1910,98750,"Sole","N/A","Sole"
"McKesson","Common","58155Q 10",1875,50100,"Sole","N/A","Sole"
"Scientific Atlanta","Common","808655 10",1674,72500,"Sole","N/A","Sole"
"Apollo","Common",,1617,30200,"Sole","N/A","Sole"
"SBC Communications","Common","78387G 10",1615,43143,"Sole","N/A","Sole"
"Minn. Mining & Mfg.","Common","604059 10",1587,13800,"Sole","N/A","Sole"
"Eli Lilly","Common","532457 10",1569,20600,"Sole","N/A","Sole"
"AOL Time Warner","Common","887315 10",1475,62375,"Sole","N/A","Sole"
"Walgreen","Common","931422 10",1469,37500,"Sole","N/A","Sole"
"Phillips Petroleum","Common","718507 10",1463,23300,"Sole","N/A","Sole"
"Carnival Cruise Lines","Common","143658 10",1296,39700,"Sole","N/A","Sole"
"Sprint PCS Group","Common","852061 10",1281,124500,"Sole","N/A","Sole"
"PepsiCo","Common","713448 10",1153,22400,"Sole","N/A","Sole"
"Tyco Intl Ltd.","Common","902124 10",1063,32900,"Sole","N/A","Sole"
"Amgen","Common","031162 10",1062,17800,"Sole","N/A","Sole"
"Schering Plough","Common","806605 10",1020,32600,"Sole","N/A","Sole"
"Merck & Company","Common","589331 10",921,16000,"Sole","N/A","Sole"
"Calpine Corp.","Common","131347 10",885,69700,"Sole","N/A","Sole"
"Sun Micro Sys.","Common","866810 10",878,99600,"Sole","N/A","Sole"
"Micron Technology","Common","595112 10",861,26200,"Sole","N/A","Sole"
"EMC Corp.","Common","268648 10",826,69300,"Sole","N/A","Sole"
"Intuit, Inc.","Common","461202 10",820,21400,"Sole","N/A","Sole"
"Amer. Intl. Group","Common","026874 10",771,10700,"Sole","N/A","Sole"
"Williams Companies","Common","969457 10",751,31900,"Sole","N/A","Sole"
"United Technologies","Common","913017 10",727,9800,"Sole","N/A","Sole"
"Honeywell Intl.","Common","438516 10",719,18800,"Sole","N/A","Sole"
"International Paper","Common","460146 10",718,16700,"Sole","N/A","Sole"
"JP Morgan Chase & Co.","Common","616880 10",713,20000,"Sole","N/A","Sole"
"Dell Computer","Common","247025 10",637,24400,"Sole","N/A","Sole"
"Boeing","Common","097023 10",632,13100,"Sole","N/A","Sole"
"Teradyne Inc.","Common","880770 10",619,15700,"Sole","N/A","Sole"
"Wyeth","Common",,597,9100,"Sole","N/A","Sole"
"Linear Technology","Common","535678 10",539,12200,"Sole","N/A","Sole"
"Applied Materials","Common","038222 10",531,9800,"Sole","N/A","Sole"
"Burlington Resources","Common","122014 10",529,13200,"Sole","N/A","Sole"
"PTEK Holdings","Common","69366M 10",500,122000,"Sole","N/A","Sole"
"Fifth Third Bancorp","Common","316773 10",480,7120,"Sole","N/A","Sole"
"Standard & Poors Dep","Common",,472,4122,"Sole","N/A","Sole"
"FedEx Corp.","Common","31428X 10",470,8100,"Sole","N/A","Sole"
"Pfizer Inc.","Common","717081 10",397,10000,"Sole","N/A","Sole"
"Unocal Corp.","Common","915289 10",389,10000,"Sole","N/A","Sole"
"Corning Inc.","Common","219350 10",358,47100,"Sole","N/A","Sole"
"Unit EF Hutton Tel Tr #001","Common",,321,100000,"Sole","N/A","Sole"
"US Bancorp","Common","917292 10",315,14000,"Sole","N/A","Sole"
"Target Corp","Common","87612E 10",297,6900,"Sole","N/A","Sole"
"Diamonds Trust Series 1","Common","252787 10",287,2770,"Sole","N/A","Sole"
"Wells Fargo","Common","949746 10",212,4300,"Sole","N/A","Sole"